EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow for hedge
Gross Balance	$ (813,844)	$ (42,836,575)	$ 31,134,391
Tax	167,348	13,301,186	(10,172,792)
Net Balance	(646,496)	(29,535,389)	20,961,599
Exchange rate translation differences
Gross Balance	(68,831,435)	148,686	(119,212,803)
Tax	232,666	(2,431,408)	4,604,711
Net Balance	(68,598,769)	(2,282,722)	(114,608,092)
Benefit related to defined benefit plans
Gross Balance	(329,477)	(29,423)	(744,445)
Tax	84,017	7,060	148,877
Net Balance	(245,460)	(22,363)	(595,568)
Total Comprehensive income
Gross Balance	(69,974,756)	(42,717,312)	(88,822,857)
Tax	484,031	10,876,838	(5,419,204)
Net Balance	$ (69,490,725)	$ (31,840,474)	$ (94,242,061)